Goodwill and other intangibles (Details-Intangible assets) - Rubicon Technologies L L C [Member] - Rubicon [Member] - USD ($) $ in Thousands	12 Months Ended		24 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 25,432	$ 23,451	$ 23,451
Accumulated Amortization	(12,104)	(9,088)	(9,088)
Net Carrying Amount	13,328	14,363	14,363
Finite-Lived Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	26,267	24,236	24,236
Accumulated Amortization	(12,104)	(9,088)	(9,088)
Net Carrying Amount	14,163	15,148	15,148
Domain Name [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	835	785	785
Net Carrying Amount	$ 835	785	$ 785
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years		5 years
Gross Carrying Amount	$ 728	728	$ 728
Accumulated Amortization	(728)	(719)	(719)
Net Carrying Amount		9	9
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	20,976	20,976	20,976
Accumulated Amortization	(9,582)	(7,023)	(7,023)
Net Carrying Amount	$ 11,394	$ 13,953	13,953
Customer Relationships [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	2 years	2 years
Customer Relationships [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	8 years	8 years
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 550	$ 550	550
Accumulated Amortization	(487)	(349)	(349)
Net Carrying Amount	$ 63	$ 201	201
Noncompete Agreements [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	3 years	3 years
Noncompete Agreements [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	4 years	4 years
Technology Equipment [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	3 years	3 years
Gross Carrying Amount	$ 3,178	$ 1,197	1,197
Accumulated Amortization	(1,307)	(997)	(997)
Net Carrying Amount	$ 1,871	$ 200	$ 200